Deferred Tax Assets (Details) - Schedule of Presented the Category of Deferred Tax Assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Presented the Category of Deferred Tax Assets [Line Items]
Balance	$ 293	$ 182
Credit for the year	201	131
Exchange adjustments	(6)	(20)
Balance	488	293
Tax Losses [Member]
Schedule of Presented the Category of Deferred Tax Assets [Line Items]
Balance	86	94
Credit for the year
Exchange adjustments	(2)	(8)
Balance	84	86
Depreciation [Member]
Schedule of Presented the Category of Deferred Tax Assets [Line Items]
Balance	197	77
Credit for the year	166	131
Exchange adjustments	(5)	(11)
Balance	358	197
Others [Member]
Schedule of Presented the Category of Deferred Tax Assets [Line Items]
Balance	10	11
Credit for the year	35
Exchange adjustments	1	(1)
Balance	$ 46	$ 10